Company information and operations	12 Months Ended
Dec. 31, 2025
Disclosure Of Company Information And Operations [Abstract]
Company information and operations	Company information and operations
General information
SOPHiA GENETICS SA and its consolidated subsidiaries (NASDAQ: SOPH) (“the Company”) is a cloud-native software technology company in the healthcare space, incorporated on March 18, 2011, and headquartered in Rolle, Switzerland. The Company is dedicated to establishing the practice of data-driven medicine as the standard of care in healthcare and for life sciences research. The Company has built a cloud-native software platform capable of analyzing data and generating insights from complex multimodal datasets and different diagnostic modalities. This platform, commercialized as “SOPHiA DDMTM,” standardizes, computes, and analyzes digital health data and is used in decentralized locations to break down data silos. The Company collectively refers to SOPHiA DDM TM Platform and related products and solutions as “SOPHiA DDM Platform.”
As of December 31, 2025, the Company had the following wholly-owned subsidiaries:

Name	Country of domicile
SOPHiA GENETICS S.A.S.	France
SOPHiA GENETICS LTD	U.K.
SOPHiA GENETICS, Inc.	U.S.
SOPHiA GENETICS Intermediação de Negócios LTDA	Brazil
SOPHiA GENETICS PTY LTD	Australia
SOPHiA GENETICS S.R.L.	Italy
SOPHiA GENETICS GmbH	Germany
The Company’s Board of Directors approved the issue of the consolidated financial statements on March 3, 2026.
Issued share capital
As of December 31, 2025, the Company had issued 89,321,220 shares of which 68,486,338 are outstanding and 20,834,882 are held by the Company as treasury shares. As of December 31, 2024, the Company had issued 79,321,220 shares of which 66,687,085 are outstanding and 12,634,135 are held by the Company as treasury shares. All shares were considered paid as of December 31, 2025.
Capital Range

Under the Company’s articles of association, the board of directors is authorized, at any time and including for anti‑takeover and change‑of‑control purposes, to increase the Company’s nominal share capital until June 18, 2030, within a capital range extending from CHF 3,319,908.20 ($4,192,193.63) (lower limit) to CHF 4,979,862.30 ($6,288,042.55) (upper limit). Within this capital range, the board is authorized to increase the Company’s nominal share capital by up to CHF 4,979,862.30 ($6,288,042.55) through the issuance of up to 33,199,082 fully paid‑in ordinary shares, each with a par value of CHF 0.05 ($0.06). In addition to the increase of share capital, our board of directors has the right to reduce the share capital to the minimum amount of CHF3,319,908.20 ($4,192,193.63). According to the articles of association, our board of directors is entitled to determine the use of the reduction amount, to the extent necessary.

Treasury shares
During the second quarter of 2023, the Company issued 10,500,000 registered shares to SOPHiA GENETICS LTD pursuant to a share delivery and repurchase agreement, which were immediately exercised, and repurchased the shares to hold as treasury shares. During the third quarter of 2024, the Company issued 2,423,056 registered shares to SOPHiA GENETICS LTD pursuant to a share delivery and repurchase agreement, which were immediately exercised, and repurchased the shares to hold as treasury shares for the purposes of administering the Company's equity incentive programs. During the fourth quarter of 2025, the
Company issued 10,000,000 registered shares to SOPHiA GENETICS LTD pursuant to a share delivery and repurchase agreement, which were immediately exercised, and repurchased the shares to hold as treasury shares. The Company held 20,834,882 and 12,634,135 treasury shares as of December 31, 2025 and 2024, respectively. The issuance of the 10,000,000 shares in 2025 was made out of the Company’s capital range in accordance with the board of directors’ authorization under the Company’s articles of association.
Treasury shares are recognized at acquisition cost and recorded as treasury shares at the time of the transaction. Upon exercise of share options or vesting of restricted stock units, the treasury shares are subsequently transferred. Any consideration received is included in shareholders’ equity.

Conditional share capital

Conditional Share Capital for Financing, Acquisitions and Other Purposes

The Company may increase its share capital for anti‑takeover and change‑of‑control purposes through the exercise or mandatory exercise of conversion, exchange, option, warrant or similar rights granted to shareholders or third parties, whether issued on a standalone basis or in connection with other securities or contractual obligations of the Company or its subsidiaries. As of December 31, 2025, the conditional share capital available for financing, acquisitions and other strategic purposes consisted of 18,277,363 ordinary shares with a par value of CHF 0.05 ($ 0.06) each, compared to 21,599,082 ordinary shares as of December 31, 2024.
Conditional Share Capital for Employee Participation

The Company may issue registered shares to employees, agents and members of the Board of Directors under its stock option and other equity‑based incentive plans. As of December 31, 2025, the conditional share capital available for employee participation consisted of 21,383,247 ordinary shares with a par value of CHF 0.05 ($ 0.06) each, compared to 18,061,528 ordinary shares as of December 31, 2024.

ATM Program

In August 2025, the Company established a new at-the-market (“ATM”) offering program pursuant to which from time to time the Company may sell ordinary shares having an aggregate offering price of $50.0 million. For the year ended December 31, 2025, 228,238 ordinary shares were sold for total gross proceeds of $1.1 million under this program.